Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	€ 93,044	€ 66,200
Property plant and equipment, Ending balance	226,968	93,044
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	142,329	102,853
Additions	66,033	38,592
Disposals	(7,891)	(115)
Currency differences	(690)
Acquisition of subsidiaries and businesses	85,519	999
Property plant and equipment, Ending balance	285,300	142,329
Cumulative Depreciation and Impairment Charges
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	(49,285)	(36,652)
Depreciation	15,827	12,715
Disposals	6,724	79
Currency differences	(56)	(3)
Property plant and equipment, Ending balance	(58,332)	(49,285)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	21,143	15,675
Property plant and equipment, Ending balance	50,908	21,143
Land and Buildings | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	29,469	22,147
Additions	14,927	7,269
Disposals	(41)
Reclassifications	8,561	53
Currency differences	(52)
Acquisition of subsidiaries and businesses	8,400
Property plant and equipment, Ending balance	61,264	29,469
Land and Buildings | Cumulative Depreciation and Impairment Charges
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	(8,326)	(6,472)
Depreciation	2,074	1,854
Disposals	41
Currency differences	(3)
Property plant and equipment, Ending balance	(10,356)	(8,326)
Equipment, Tools and Installations
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	42,247	43,433
Property plant and equipment, Ending balance	94,442	42,247
Equipment, Tools and Installations | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	83,206	73,613
Additions	10,093	8,700
Disposals	(6,892)	(105)
Reclassifications	1,832
Currency differences	(638)	(1)
Acquisition of subsidiaries and businesses	54,817	999
Property plant and equipment, Ending balance	142,418	83,206
Equipment, Tools and Installations | Cumulative Depreciation and Impairment Charges
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	(40,959)	(30,180)
Depreciation	13,753	10,861
Disposals	6,683	79
Currency differences	(53)	(3)
Property plant and equipment, Ending balance	(47,976)	(40,959)
Construction in Progress and Advance Payments
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	29,652	7,091
Property plant and equipment, Ending balance	81,618	29,652
Construction in Progress and Advance Payments | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	29,652	7,091
Additions	41,013	22,623
Disposals	(958)	(10)
Reclassifications	(10,391)	(53)
Currency differences		1
Acquisition of subsidiaries and businesses	22,302
Property plant and equipment, Ending balance	€ 81,618	€ 29,652